CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (110,503)	$ (185,352)	$ (221,657)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	28,016	23,544	28,241
Gain on deconsolidation of subsidiaries	(1,825)	(12,895)
Loss (earnings) in equity method investments	(67,240)	18,183	4,943
Realized gain on disposal of long-term investments	(37,311)
Depreciation and amortization	2,029	2,678	8,935
Exchange loss on offshore accounts		4	174
Impairment on long-term investments	113,073	102,307	4,258
Loss on expiration of warrant		901
Interest income from long-term available-for-sale investment	(108)	(298)
Provision for doubtful accounts-accounts receivable	46	(205)	788
Provision for doubtful accounts- others	(39)	369	836
Provision for financing receivable losses	12,745	12,436	3,665
Write off of financing receivable	0	(119)
(Gain) loss on disposal of equipment	13	(95)	(988)
Loss (gain) on short-term investments and fair value change of derivatives	100	(552)	98,112
Realized gain on long-term available-for-sale investment		(729)
Fair value change of put option and liability-classified warrant	(195)	(105)	6,270
Fair value change of contingent consideration	2,545
Changes in operating assets and liabilities:
Accounts and notes receivable	2,116	(881)	7,613
Financing receivable	(321)	10	(217)
Prepaid expenses and other current assets	(20,842)	7,934	(22,788)
Inventory	(76,605)
Other non-current assets	434	490	19,313
Intercompany loan to Online Gaming (see Note 4)		7,500
Accounts payable	12,599	797	1,266
Amounts due from/to related parties	7,514	1,167	1,260
Accrued expenses and other current liabilities	8,576	2,037	1,090
Interest payable to investors	(4,048)	(531)	870
Deferred revenue	4,109	2,780	397
Other non-current liabilities	5,862	5,332	966
Income tax payable	4,296	2,288	(2,624)
Profit distribution received from Japan Macro			9,235
Net cash used in operating activities	(114,964)	(11,005)	(50,042)
Cash flows from investing activities:
Placement of restricted cash	(455,956)	(25,000)	(22,532)
Release of restricted cash	416,907	15,370	0
Decrease in term deposits	0		493,471
Proceeds from principal repayments of financing receivable	925,951	626,775	126,535
Payments to provide financing receivable	(748,725)	(799,174)	(289,041)
Proceeds from sale of trading securities	7,973	22,632	63,822
Proceeds from sale of available-for-sale securities	0		62,704
Proceeds from sale of derivative financial instruments			2,580
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes ("SoFi Loan Note")		5,879	984
Proceeds from sale of equity method investments	94,604	18,460	94
Proceeds from sales of cost method investment	32,726
Proceeds from capital withdrawal from equity method investees	148	29,634	60,279
Dividend received from trading and available-for-sales securities			176
Purchase of trading securities	(7,653)	(19,702)	(67,986)
Purchase of available-for-sale securities		0	(29,833)
Purchase of derivative financial instruments		(264)	(101,409)
Purchase of equity method investments, call option and warrant	(4,940)	(16,331)	(225,885)
Purchase of cost method investments	(5,673)	(28,344)	(179,262)
Purchase of long-term available-for-sale investments	(3,000)	(6,150)	(132,957)
Proceeds from disposal of equipment	63	142	1,084
Purchases of equipment and property	(135)	(357)	(806)
Purchases of intangible assets			(386)
Settlement of put option		(7,000)
Cash disposed of from deconsolidation of subsidiaries	(1,179)	(6,176)
Acquisition of subsidiaries, net of cash acquired	(23,305)
Loan to a noncontrolling shareholder			(1,930)
Loan to related parties	(11,113)	(14,625)	(4,775)
Proceeds from repayment of related party loans	8,871	11,701	4,775
Loans to third parties	(2,220)	(4,518)	(21,898)
Proceeds from repayment of third party loans	892	3,765	13,212
Net cash (used in) provided by investing activities	224,236	(193,283)	(248,984)
Cash flows from financing activities:
Repurchase of ordinary shares			(10,292)
Proceeds from exercise of share options	262	1,430	1,231
Proceeds from investors	1,580,544	844,712	174,543
Payment to investors	(1,688,655)	(637,931)	(125,001)
Repayment of short-term borrowings	(24,060)	(108,292)
Repayment of long-term borrowings	(43,965)	(23,608)
Proceeds from short-term borrowings	65,859	39,072	107,134
Proceeds from long-term borrowings	26,639		130,885
Proceeds from loan provided by a related party	0	10,692
Placement of restricted cash	0		(100,000)
Release of restricted cash		100,000	0
Capital injection by noncontrolling shareholders	16,263		1,930
Net cash provided by (used in) financing activities	(67,113)	226,075	180,430
Net (decrease) increase in cash and cash equivalents	42,159	21,787	(118,596)
Cash and cash equivalents at beginning of year	79,370	60,837	183,025
Effect of exchange rate changes	7,066	(3,254)	(3,592)
Cash and cash equivalents at end of year	128,595	79,370	60,837
Supplemental schedule of cash flows information:
Interest paid	10,729	12,249	2,793
Income taxes paid	180	123	6,744
Schedule of non-cash activities:
Payable for acquisition of property, plant and equipments included in accrued expenses and other liabilities	6	3	43
Purchase of long-term available-for-sale investment through exchange of equity interest in a subsidiary		1,742
Acquisition of business settled by forgiveness of financing receivable	21,201
Acquisition of entity through settlement of long-term investments	5,787
Acquisition of entity through settlement of loan to a related party	200
Acquisition of equity method investment through settlement of loan from a related party		$ 4,905